STOCK-BASED COMPENSATION PLANS (Details 5) (USD $)	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended			12 Months Ended	2 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2010 Y	Dec. 31, 2011 Y	Nov. 09, 2010 Predecessor Y	Dec. 31, 2009 Predecessor	Dec. 31, 2010 Stock options	Dec. 31, 2011 Stock options	Nov. 09, 2010 Stock options	Nov. 09, 2010 Stock options Predecessor	Dec. 31, 2009 Stock options Predecessor	Nov. 30, 2010 Stock options Predecessor	Dec. 31, 2008 Stock options Predecessor	Dec. 31, 2011 Stock options Maximum	Dec. 31, 2010 Restricted Stock	Dec. 31, 2011 Restricted Stock	Nov. 30, 2010 Restricted Stock Predecessor	Dec. 31, 2009 Restricted Stock Predecessor	Dec. 31, 2011 TSOs D Y	Nov. 09, 2010 TSOs Predecessor	Dec. 31, 2010 TSOs Predecessor	Dec. 31, 2009 TSOs Predecessor	Dec. 31, 2011 TSOs Maximum D
STOCK-BASED COMPENSATION PLANS
Number of days for which common stock price is required to achieve and sustain the applicable threshold price																	20
Compounding period of product used to determine the threshold price																	5
Estimated Annual Growth Rate (as a percent)																	7.00%
Exercise period (in days)																	30
Term of awards (in years)												P10Y					P10Y
Awards granted (in shares)					1,891,857	8,662,716		2,100,000									8,163,995
Shares
Outstanding at the beginning of the year (in shares)						5,427,011	5,413,917	4,241,500	4,730,000	5,413,917							109,425	1,968,525	1,968,525	2,220,932
Stock dividend adjustment (in shares)								58,127									2,370	30,917
Forfeited/Canceled (in shares)		(404,192)			(25,000)	(1,606,792)		(55,870)	(290,000)									(305,027)		(252,407)
Exercised (in shares)	(1,828,369)	(121,439)			(1,828,369)	(51,988)											(69,451)	(5,156)
Forfeited/Expired (in shares)																	(8,789)		(1,578,749)
Outstanding at the end of the year (in shares)					5,427,011	11,503,869	5,413,917		4,241,500	5,413,917							33,555	1,689,259		1,968,525
Surrendered for cash (in shares)																			(1,085)
Additional disclosure
Weighted Average Exercise Price Outstanding (in dollars per share)					$ 20.21	$ 15.65	$ 16.26		$ 31.63	$ 20.61	$ 33.01						$ 11.27
Weighted Average Remaining Term Outstanding (in years)																	0.59
Fair Value of Outstanding on Effective Date																	$ 465,000
Number of days available with holders of in-the-money options to elect to surrender options for cash payment																					60
Other Required Disclosures
Risk-free interest rate (as a percent)	1.26%	1.25%	1.39%
Dividend yield (as a percent)	2.72%	2.50%	2.86%
Expected volatility (as a percent)	38.00%	41.16%	38.00%
Expected life (in years)	5.0	6.5	5.0
Compensation expense	5,963,000	19,537,000	16,191,000	8,639,000	953,000	8,245,000		3,914,000	1,943,000				5,010,000	11,292,000	9,385,000	2,710,000		2,892,000		3,986,000
Total compensation expense not yet been recognized		61,600,000
Compensation expense expected to be recognized in 2012		19,500,000
Compensation expense expected to be recognized in 2013		18,400,000
Compensation expense expected to be recognized in 2014		12,000,000
Compensation expense expected to be recognized in 2015		8,300,000
Compensation expense expected to be recognized in 2016		$ 3,400,000